Payroll and Related Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and Related Liabilities

NOTE 6 – PAYROLL AND RELATED LIABILITIES

Payroll and related liabilities at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Payroll	$66,165	$—
Payroll taxes	238,461	243,208
Totals	$304,626	$243,208

As of the six months period ended June 30, 2020 and the year ended December 31, 2019, the Company has accrued payroll and payroll taxes in connection with salaries paid and accrued to four officers of the Company.

NOTE 6 – PAYROLL AND RELATED LIABILITIES

Accrued payroll and payroll taxes at December 31, 2019 and 2018 consisted of the following:

	2019	2018
Payroll	$—	$—
Payroll taxes	243,208	246,067
Totals	$243,208	$246,067

As of December 31, 2019, and 2018, the Company has accrued payroll taxes in connection with salaries paid and accrued to four officers of the Company.

In July of 2018, the Company entered into a new employment agreement with our CEO. The initial term of the agreement is for two years and automatically renews for successive one year terms.

In July of 2018, the Company entered into new employment agreements with three officers. The initial term of these agreements are for one year and automatically renew for successive six month terms.

See Note 14 for discussion of accrued payroll converted into common stock.